Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	CALVERT VARIABLE SERIES INC
Central Index Key	0000708950
Amendment Flag	false
Document Creation Date	Apr. 26, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
Entity Inv Company Type	N-1A